Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK STRATEGIC SERIES
Prospectus Date	rr_ProspectusDate	Dec. 18, 2023
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2023